QUARTERLY RESULTS (Unaudited) - Selected Unaudited Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 28, 2018	Jul. 29, 2018	Apr. 29, 2018	Jan. 28, 2018	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Sales	$ 573,634	$ 548,525	$ 457,069	$ 421,349	$ 488,726	$ 469,385	$ 420,464	$ 391,703	$ 2,000,577	$ 1,770,278	$ 1,684,928
Gross profit	133,281	133,401	104,083	91,917	116,305	114,969	100,839	83,951	462,682	416,064	427,890
Net income (loss)	27,555	35,986	(5,684)	5,249	17,490	18,221	16,974	2,039	63,106	54,724	51,027
Net income allocated to participating securities	(138)	(221)	0	(38)	(78)	(102)	(115)	(8)	(412)	(325)	(389)
Net income (loss) applicable to common shares	$ 27,417	$ 35,765	$ (5,684)	$ 5,211	$ 17,412	$ 18,119	$ 16,859	$ 2,031	$ 62,694	$ 54,399	$ 50,638
Income (loss) per common share:
Basic (in dollars per share)	$ 0.41	$ 0.54	$ (0.09)	$ 0.08	$ 0.25	$ 0.26	$ 0.24	$ 0.03	$ 0.95	$ 0.77	$ 0.70
Diluted (in dollars per share)	$ 0.41	$ 0.54	$ (0.09)	$ 0.08	$ 0.25	$ 0.25	$ 0.24	$ 0.03	$ 0.94	$ 0.77	$ 0.70